PROPERTY AND EQUIPMENT, NET - Acquired under capital leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
At cost:
Capital leased assets, gross	¥ 4,858,041	¥ 2,681,468
Less: Accumulated depreciation	(287,375)	(141,948)
Capital leases, balance sheet, Assets by major class, net, total	4,570,666	2,539,520
Buildings
At cost:
Capital leased assets, gross	4,557,081	2,488,522
Buildings under construction
At cost:
Capital leased assets, gross	1,478,612	476,489
Data center equipment
At cost:
Capital leased assets, gross	300,960	192,946
Data center equipment under construction
At cost:
Capital leased assets, gross	¥ 0	¥ 180,228